Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policy Regarding the Timing of Option Grants

The Company does not currently have any policies or practices on the timing of awards of options in relation to the disclosure of material nonpublic information by the Company because it does not generally award options. If the Company begins to award options, it will revisit whether a policy of this nature is appropriate. As a matter of general practice, the Company grants equity awards annually in March or early April, and it does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company does not currently have any policies or practices on the timing of awards of options in relation to the disclosure of material nonpublic information by the Company because it does not generally award options. If the Company begins to award options, it will revisit whether a policy of this nature is appropriate. As a matter of general practice, the Company grants equity awards annually in March or early April, and it does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	true